SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Pension and Other benefits, Recent Adopted Pronouncements (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2020
Plans cost			$ 8.9
Trade receivables, net of allowance for doubtful accounts of $25.4 and $28.7	$ 403.9		342.0	$ 426.3
Reduction Other non-current assets	338.9		369.1	438.2
Increase in Deferred tax assets			$ 238.7	161.1
Historical credit loss rate			1.15%
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, beginning of period	35.2	$ 21.5	$ 21.5	20.3
Provision for bad debts	(1.9)	15.0	11.1	4.9	$ 6.4
Write-offs	(2.7)	(3.2)	(4.6)	(3.7)
Balance, end of period	47.1	40.4	35.2	21.5	$ 20.3
Accounts Receivable, after Allowance for Credit Loss, Current	403.9		342.0	426.3
Allowance for doubtful accounts	25.4		28.7	21.5
Lease receivables	$ 19.6		30.2	40.5
Trade receivable
Trade receivables, net of allowance for doubtful accounts of $25.4 and $28.7				426.3
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Provision for bad debts			9.7	4.9
Accounts Receivable, after Allowance for Credit Loss, Current				426.3
Allowance for doubtful accounts			28.7	21.5
Lease receivable
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Provision for bad debts			1.4	0.0
Lease receivables			53.0	62.7
Allowance for Lease receivables, net			6.4	$ 0.0
Adoption of ASC 326
Decrease in Net assets						$ 5.7
Trade receivables, net of allowance for doubtful accounts of $25.4 and $28.7						2.1
Reduction Other non-current assets						5.0
Increase in Deferred tax assets						1.4
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Balance, end of period		$ 7.1
Accounts Receivable, after Allowance for Credit Loss, Current						$ 2.1
Allowance for doubtful accounts			$ 7.1